Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Annual equity awards are typically granted and priced on the third trading day following the Company’s next earnings release. Neither employees (including our NEOs) nor directors were granted stock options during 2024. The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.

Award Timing Method	Annual equity awards are typically granted and priced on the third trading day following the Company’s next earnings release. Neither employees (including our NEOs) nor directors were granted stock options during 2024.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee neither grants equity awards in anticipation of the release of material nonpublic information, nor is the timing of filings of material nonpublic information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false